Provisions - Changes in Provisions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Changes in provisions
Beginning Balance		$ 194,537	$ 187,568
Provisions established		180,506	172,804
Provisions used		(192,151)	(165,675)
Provisions released		(1,921)	(160)
Ending Balance	$ 294,040	203,946	194,537
Impairment of losses
Foreign office guarantees and standby letters of credit		341,676	285,035
Confirmed foreign letters of credit		56,764	64,970
Issued foreign letters of credit		388,396	94,313
Performance guarantees		2,232,682	2,220,828
Undrawn credit lines		7,769,325	7,240,406
Total		31,840,465	31,004,741
Minimum dividends
Changes in provisions
Beginning Balance		172,804	165,675
Provisions established		178,462	172,804
Provisions used		(172,804)	(165,675)
Ending Balance		178,462	172,804
Provisions for contingent loan risks
Changes in provisions
Provisions established		2,041
Ending Balance		25,016
Impairment of losses
Foreign office guarantees and standby letters of credit		428
Confirmed foreign letters of credit		29
Issued foreign letters of credit		93
Performance guarantees		4,080
Undrawn credit lines		20,386
Total		25,016
Contingencies
Changes in provisions
Beginning Balance		21,733	21,893
Provisions established		3
Provisions used		(19,347)
Provisions released		(1,921)	(160)
Ending Balance		$ 468	$ 21,733